       As filed with the Securities and Exchange Commission on November 25, 1996
                                                Securities Act File No. 33-33617
                                       Investment Company Act File No. 811-06051

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/


                         PRE-EFFECTIVE AMENDMENT NO.                    / /

                       POST-EFFECTIVE AMENDMENT NO. 20                  /X/

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / /

                                                                        / /
                                  Amendment No.
                        (Check appropriate box or boxes)

                                 GALAXY FUND II
                    (formerly named IBM CREDIT MUTUAL FUNDS)
               (Exact Name of Registrant as Specified in Charter)

                               4400 Computer Drive
                                  P.O. Box 5108
                       Westboro, Massachusetts 01581-5108
                    (Address of Principal Executive Offices)
                          Registrant's Telephone Number
                                 (800) 628-0414

                             W. Bruce McConnel, III
                             DRINKER BIDDLE & REATH
                        1345 Chestnut Street, Suite 1100
                        Philadelphia, Pennsylvania 19107

                     (Name and Address of Agent for Service)

                                    Copy to:
                                  Neil Forrest
                                 Vice President
                    First Data Investor Services Group, Inc.
                               4400 Computer Drive
                                  P.O. Box 5108
                          Westboro, Massachusetts 01581

It is proposed that this filing will become effective (check appropriate box):

/X/    immediately upon filing pursuant to paragraph (b), or

/ /    on (date) pursuant to paragraph (b), or

/ /    60 days after filing pursuant to paragraph (a)(i), or

/ /    on (date) pursuant to paragraph (a)(i)

/ /    75 days after filing pursuant to paragraph (a)(ii)

/ /    on (date) pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               The purpose of this filing is to correct the amount reported in the column designated "Proposed Maximum Aggregate Offering Price." Registrant had incorrectly reported this amount to be $290,400 in its Post Effective Amendment No. 19. The correct amount is $137,160,849, as reported below.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933



Title of                Amount of        Proposed            Proposed               Amount of
Securities              Shares           Maximum             Maximum                Registration
Being                   Being            Offering            Aggregate              Fee (1)
Registered              Registered       Price/Share         Offering Price
Shares of
Common Stock            8,230,540           NAV               $137,160,849           $100

(1) The filing fee was previously paid on July 29, 1996, in connection with Registrant's Post Effective Amendment No. 19. Registrant had actual aggregate redemptions of $138,468,181 (9,281,497 shares) for its fiscal year ended March 31, 1996. Registrant has used $1,597,732 (1,070,957 shares) thereof for reductions in the filing fee pursuant to Rule 24f-2(c) under the Investment Company Act of 1940 and has previously used no available redemptions for reductions pursuant to Rule 24e-2(a) of the 1940 Act during the current year. Registrant elects to use redemptions in the aggregate amount of $136,870,449 (8,210,540 shares) for reductions in its current amendment. While no fee is required to register the 8,210,540 shares, the Registrant has elected to register, for $100, an additional $290,400 (20,000 shares at $14.52 per share).

               Registrant has registered an indefinite number of Shares of Common Stock under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 Notice for the Registrant's fiscal year ended March 31, 1996 was filed on May 29, 1996.

               Registrant previously filed an opinion of counsel as to the legality of the securities being registered herewith as Exhibit 10 to its Post-Effective Amendment No.19.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pawtucket, State of Rhode Island, on the 25th day of November, 1996.

                                 GALAXY FUND II


                                 By: /s/ JOHN T. O'NEILL
                                    ----------------------------
                                    John T. O'Neill
                                    President


               Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                        Title                                           Date
---------                                        -----                                           ----

 /s/ John T. O'Neill                             Trustee, President                          November 25, 1996
-----------------------------                    and Treasurer
     John T. O'Neill

*/s/ Dwight E. Vicks, Jr.                        Chairman of the                             November 25, 1996
-----------------------------                    Board of Trustees
     Dwight E. Vicks, Jr.

*/s/ Donald B. Miller                            Trustee                                     November 25, 1996
----------------------------
     Donald B. Miller

*/s/ Louis DeThomasis                            Trustee                                     November 25, 1996
-----------------------------
     Louis DeThomasis

*/s/ Bradford S. Wellman                         Trustee                                     November 25, 1996
-----------------------------
     Bradford S. Wellman

*/s/ James M. Seed                               Trustee                                     November 25, 1996
-----------------------------
     James M. Seed


*By:/s/ John T. O'Neill
    -------------------------
     John T. O'Neill
     Attorney-in-Fact

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


              KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  November 30, 1989                              /s/ Dwight E. Vicks, Jr.
                                                       ------------------------
                                                           Dwight E. Vicks, Jr.

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


              KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  November 30, 1989                                  /s/ Donald B. Miller
                                                          ---------------------
                                                              Donald B. Miller

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


              KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  November 30, 1989                          /s/ Brother Louis DeThomasis
                                                  -----------------------------
                                                       Brother Louis DeThomasis

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


              KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  November 30, 1989                               /s/ Bradford S. Wellman
                                                       ------------------------
                                                            Bradford S. Wellman

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


              KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  November 30, 1989                                     /s/ James M. Seed
                                                             ------------------
                                                                  James M. Seed